STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data		Total	Ordinary shares [Member]		Ordinary B shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010		$ (12,940)	$ 4,192				$ 540,288	$ (102)	$ 14,569	$ (571,887)
Balance, shares at Dec. 31, 2010			25,334,182	[1]
Compensation related to employees' share option plan		747					747
Exercise of employees share options		14		[2]			14
Exercise of employees share options, shares	[1]		1,398
Cashless exercise of warrants			99				(99)
Cashless exercise of warrants, shares	[1]		425,826
Other Comprehensive income, net		888							888
Net income		690								690
Balance at Dec. 31, 2011		(10,601)	4,291				540,950	(102)	15,457	(571,197)
Balance, shares at Dec. 31, 2011			25,761,406	[1]
Compensation related to employees' share option plan		3,285					3,285
Exercise of employees share options		2		[2]			2
Exercise of employees share options, shares	[1]	147	147
Other Comprehensive income, net		119							119
Net income		6,997								6,997
Balance at Dec. 31, 2012		(198)	4,291				544,237	(102)	15,576	(564,200)
Balance, shares at Dec. 31, 2012		25,761,553	25,761,553	[1]
Compensation related to employees' share option plan		1,954					1,954
Exercise of employees share options		12		[2]			12
Exercise of employees share options, shares		588	588	[1]
Other Comprehensive income, net		(1,461)							(1,461)
Ordinary B share dividend					789	[1]	49,850			(50,639)
Ordinary B share dividend, shares	[1]				3,220,268
Net income		17,393								17,393
Balance at Dec. 31, 2013		$ 17,700	$ 4,291		$ 789	[1]	$ 596,053	$ (102)	$ 14,115	$ (597,446)
Balance, shares at Dec. 31, 2013		25,762,141	25,762,141	[1]	3,220,268	[1]

[1]	Adjusted to reflect reverse split and share dividend (see Note 19)
[2]	Less than $1